Net interest income	9 Months Ended
Sep. 30, 2023
Net interest income
Disclosure of interest income (expense) [text block]	Interest income

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Interest income
Loans and advances to customers	951,968	700,508	2,893,959	1,774,688
Amounts due from financial institutions	147,490	78,400	359,709	140,353
Income from cash and cash equivalents in foreign currency	21,664	9,435	30,939	12,937
Others	(14,187)	—	(13,640)	3,837
Total	1,106,935	788,343	3,270,967	1,931,815

Interest expenses
Deposits from customers	(448,514)	(308,850)	(1,185,068)	(739,541)
Securities issued	(247,243)	(168,229)	(779,356)	(477,383)
Securities acquired with agreements to resell	(42,409)	(28,848)	(88,791)	(52,090)
Saving	(24,012)	(21,620)	(69,761)	(59,188)
Borrowing and onlending (a)	—	(52,131)	—	(53,288)
Others	(8,220)	—	(12,399)	—
Total	(770,398)	(579,678)	(2,135,375)	(1,381,490)
          (a) Refers to the interest expense of debentures issued for cash-out payments made to shareholders who opted to redeem their shares after the migration to the Nasdaq.